The Alger ETF Trust
100 Pearl Street, 27th Floor
New York, New York 10004
September 13, 2024
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:
The Alger ETF Trust (File Nos.: 811-23603, 333-248085)
Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of The Alger ETF Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to launch a new series of the Trust: Alger Russell Innovation ETF (the “Fund”). The Amendment contains the prospectus and the statement of additional information of the Fund. The Fund expects to commence operations on or about November 27, 2024.
Should members of the Staff have any questions or comments regarding the Amendment, please contact the undersigned at (212) 806-8838 or tpayne@alger.com, or Mia Pillinger of this office at (212) 806-8806 or mpillinger@alger.com.
Very truly yours,
/s/ Tina Payne
Tina Payne
cc: Hal Liebes, Esq.
Mia G. Pillinger, Esq.